Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	(Unaudited)
Mechanical equipment	$4,754,244	$4,190,440
Electronic equipment	31,435	24,372
Vehicles	345,915	348,068
Subtotal	5,131,594	4,562,880
Less: accumulated depreciation	(1,463,219)	(1,227,693)
Property and equipment, net	$3,668,375	$3,335,187

For the six months ended June 30, 2024 and 2023, depreciation expense amounted to $250,604 and $195,321, respectively.